Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2020 CAD ($) $ / Perbarrel	Oct. 31, 2019 CAD ($) $ / Perbarrel
Statement [Line Items]
Increase to ACL on performing loans relative to Base Scenario | $			$ 606	$ 376
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			23
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			35
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			43	59
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			48	68
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			49
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			50
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	8.70%	13.00%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	7.50%	13.00%
Canada GDP growth rate [member] | Below Fourth Quarter 2019 Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.70%
U.S. GDP growth rate [member] | Below Fourth Quarter 2019 Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	2.40%
Canadian housing price index [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(29.60%)
Canadian housing price index [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			2.90%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			0.60%	4.50%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			4.50%	4.70%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			6.10%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			11.10%